Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries and bonuses	$ 1,921,684	$ 2,416,964	$ 1,973,250
Share-based compensation	60,476	310,806	192,160
Performance share units	(53,100)	97,853
Total	1,929,060	2,825,623	$ 2,165,410
Transactions with significant shareholder - Greybrook Health Inc
Trade and other payable for management services	$ 0	$ 0